CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets
Cash and cash equivalents	¥ 492,107	$ 77,222	¥ 843,448
Restricted cash	24,131	3,787	92,582
Short-term investments	6,150	965	9,000
Accounts receivable, net	884,740	138,835	2,252,103
Loans to equity method investees, net			92,116
Prepayments and other current assets, net	220,171	34,549	185,960
Total current assets	1,627,299	255,358	3,475,209
Non-current assets
Property, equipment and software, net	14,562	2,285	14,493
Intangible assets, net			7,418
Equity method investments, net	257,122	40,348	468,598
Long-term equity investment, net	14,000	2,197	40,000
Deferred tax assets, net	0		3,558
Goodwill, net			31,188
Other non-current assets			7,488
Total non-current assets	285,684	44,830	572,743
Total assets	1,912,983	300,188	4,047,952
Current liabilities
Short-term bank borrowings (including short-term bank borrowings of consolidated VIE without recourse to the Company of RMB443,444 and RMB134,780 as of December 31, 2020 and 2021, respectively. Note 1)	134,780	21,150	443,444
Accounts payable (including accounts payable of consolidated VIE without recourse to the Company of RMB1,775,826 and RMB1,154,572 as of December 31, 2020 and 2021, respectively. Note 1)	1,175,943	184,531	1,796,304
Customers' refundable fees (including customers' refundable fees of consolidated VIE without recourse to the Company of RMB36,074 and RMB30,997 as of December 31, 2020 and 2021, respectively. Note 1)	30,997	4,864	36,074
Accrued expenses and other payables (including accrued expenses and other payables of consolidated VIE without recourse to the Company of RMB269,434 and RMB171,725 as of December 31, 2020 and 2021, respectively. Note 1)	238,198	37,378	281,648
Income tax payables (including income tax payables of consolidated VIE without recourse to the Company of RMB510 and RMB813 as of December 31, 2020 and 2021, respectively. Note 1)	813	128	510
Total current liabilities	1,580,731	248,051	2,557,980
Non-current liabilities
Income tax payables (including income tax payables of consolidated VIE without recourse to the Company of RMB22,622 and RMB27,171 as of December 31, 2020 and 2021, respectively. Note 1)	28,575	4,484	23,840
Deferred tax liabilities	0		134
Total non-current liabilities	28,575	4,484	23,974
Total liabilities	1,609,306	252,535	2,581,954
Commitments and contingencies (Note 22)
Equity:
Additional paid-in capital	5,031,772	789,595	4,982,885
Accumulated other comprehensive loss	(404,877)	(63,534)	(396,951)
Accumulated deficit	(4,313,637)	(676,904)	(3,142,472)
Total Fangdd Network Group Ltd. shareholders' equity	313,259	49,157	1,443,463
Noncontrolling interests	(9,582)	(1,504)	22,535
Total equity	303,677	47,653	1,465,998
Total liabilities and equity	1,912,983	$ 300,188	4,047,952
Class A ordinary shares
Equity:
Ordinary shares	¥ 1		¥ 1